Financial instruments - classification - Reverse repos and repos (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Bank deposits
Financial instruments
Repos	£ 2,231	£ 1,446
Customer deposits
Financial instruments
Repos	9,322	9,829
Trading liabilities
Financial instruments
Repos	27,808	23,740
Trading assets
Financial instruments
Reverse repos	21,347	21,537
Loans to banks - amortised cost
Financial instruments
Reverse repos	280	277
Loans to customers - amortised cost
Financial instruments
Reverse repos	£ 21,420	£ 19,750